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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number:
                                                    -----------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

August 14, 2001
-----------------------------------------------------------------------
[Date]

(a)       Dr.  Purnendu   Chatterjee  is  the  sole  shareholder  of  Chatterjee
          Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         22

Form 13F Information Table Value Total:

         $ 61,120 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                    NONE


                                                   Chatterjee Management Company
                                                    Form 13F Information Table
                                                    Quarter Ended June 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                  Title of                    Value     Shares/          Put/  Investment    Other            Voting Authority
Name of Issuer    Class        CUSIP        (x $1000)   Prn Amt  Sh/Prn  Call  Discretion   Managers        Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PHARM-
ACEUTICAL CORP    COM          018773101      58       27,400   SH             SOLE                       27,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK
INC               COM          036916104      56        6,395   SH             SOLE                        6,395
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP      COM CE GEN   038020202   8,202      206,800   SH             SOLE                      206,800
                  GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP      CL A         09065H105     264       10,000   SH             SOLE                       10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION
SVCS GROUP INC    COM          12487Q109  10,350    1,457,700   SH             SOLE                    1,457,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC
INTL INC          COM          204912109   3,391       94,200   SH             SOLE                       94,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP    COM          205638109     680       50,000   SH             SOLE                       50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUN-
ICATIONS INC      COM          302088109      93       44,836   SH             SOLE                       44,836
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  Title of                    Value     Shares/          Put/  Investment    Other            Voting Authority
Name of Issuer    Class          CUSIP      (x $1000)   Prn Amt  Sh/Prn  Call  Discretion   Managers        Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TELE-
SYSTEMS INC       COM          37936U104      81      440,416   SH             SOLE                      440,416
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLO-
GIES INC          COM          465754109     572       29,000   SH             SOLE                       29,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC     COM          45678T102      27        8,824   SH             SOLE                        8,824
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC    COM          46114T102     586       32,748   SH             SOLE                       32,748
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MPOWER COMMUNI-
CATIONS CORP      COM          62473J106     103       96,929   SH             SOLE                       96,929
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOVELL INC        COM          670006105     125       24,000   SH             SOLE                       24,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOM-
MUNICATIONS GRP   COM          741929103     305      354,890   SH             SOLE                      354,890
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROMOTIONS
COM INC           COM          74341U106      74      200,000   SH             SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PSINET INC        COM          74437C101       4       40,000   SH             SOLE                       40,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP          COM          749361101     451      110,539   SH             SOLE                      110,539
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC     COM          816288104   1,643      385,659   SH             SOLE                      385,659
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE SPEC-
TRUM INC          COM          833960107     874       72,141   SH             SOLE                       72,141
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC        COM          871130100  33,172    2,016,562   SH             SOLE                    2,016,562
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP
INC               COM          94845V103       8      100,000   SH             SOLE                      100,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 22 DATA RECORDS                  61,120            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED